ACCUMULATED OTHER COMPRENSIVE LOSS	12 Months Ended
Jun. 29, 2018
Equity [Abstract]
ACCUMULATED OTHER COMPRENSIVE LOSS
NOTE 21: ACCUMULATED OTHER COMPREHENSIVE LOSS
The components of accumulated other comprehensive loss were as follows:

	2018(1)	2017(2)

	(In millions)
Foreign currency translation, net of income taxes of $2 million and $1 million at June 29, 2018 and June 30, 2017, respectively	$(99)	$(113)
Net unrealized loss on hedging derivatives, net of income taxes of $7 million and $11 million at June 29, 2018 and June 30, 2017, respectively	(20)	(17)
Unrecognized postretirement obligations, net of income taxes of $30 million and $89 million at June 29, 2018 and June 30, 2017, respectively	(83)	(146)
	$(202)	$(276)

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(1)	Reclassifications to earnings from accumulated other comprehensive loss, other than the reclassification adjustment described in the paragraph below, were not material in fiscal 2018.

(2)
Accumulated foreign currency translation losses of $52 million (net of income taxes of $14 million) were reclassified to earnings in fiscal 2017 as a result of the divestitures of CapRock and IT Services and are included in “Discontinued operations, net of income taxes” in our Consolidated Statement of Income.

Accumulated other comprehensive loss at June 29, 2018 reflects a reclassification to retained earnings of $35 million in stranded tax effects as a result of our adoption of an accounting standards update, including $30 million from “Unrecognized postretirement obligation, net of income taxes,” $4 million from “Net unrealized loss on hedging derivatives, net of income taxes” and $1 million from “Foreign currency translation, net of income taxes.” See Note 2: Accounting Changes or Recent Accounting Pronouncements for additional information regarding this accounting standards update.